Contract costs	12 Months Ended
Sep. 30, 2022
Revenue From Contracts With Customers [Abstract]
Contract costs	Contract costs

	As at September 30, 2022			As at September 30, 2021
	Cost	Accumulated amortization and impairment	Net carrying amount	Cost	Accumulated amortization and impairment	Net carrying amount
	$	$	$	$	$	$
Transition costs	481,836	225,468	256,368	487,106	262,311	224,795
Incentives	50,331	45,087	5,244	52,200	46,433	5,767
	532,167	270,555	261,612	539,306	308,744	230,562